Cover	Sep. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity File Number	001-34355
Entity Registrant Name	IDW Media Holdings, Inc.
Entity Central Index Key	0001463833
Entity Tax Identification Number	26-4831346
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	438-3385
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	IDW
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable